Global Atlantic Portfolios

Global Atlantic Balanced Managed Risk Portfolio

Global Atlantic Growth Managed Risk Portfolio

Global Atlantic Moderate Growth Managed Risk Portfolio

(the “Portfolios”)

(each a series of Forethought Variable Insurance Trust)

Class II Shares

Supplement dated August 30, 2019

to each Summary Prospectus

dated May 1, 2019, as supplemented July 1, 2019 (the “Summary Prospectus”)

Effective September 1, 2019 Michael Gates will serve as a portfolio manager for the Portfolios.

The information under the heading “MANAGEMENT,” is updated to include the following row in the table above the row for Mr. Carney:

Michael Gates	Managing Director of BFM	September 1, 2019

This Supplement and the Summary Prospectuses, Prospectus, and Statement of Additional Information provide information that you should know before investing in a Portfolio. These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling Shareholder Services at 1-877-881-7735.

Please retain this Supplement for future reference.

FVIT-1035_083019